Investment Accounted for Using the Equity Method (Details 2) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Deferred tax liabilities	$ (1,894)	$ (1,481)	$ (1,894)
Goodwill	70,112	38,355	70,112
Profit or loss [abstract]
Revenue		68,949	57,519	$ 44,245
Initial investment in Coinsquare		0	45,026
Step up investments in Coinsquare		0	59,073
Share of loss in investment accounted for using the equity method:
Share of investee's loss		(20,569)	(278)	$ 0
Gain from dilution of interest in associate		2,927	0
Impairment of investment		(58,263)	0
Coinsquare [Member]
Statement of financial position [abstract]
Current assets	109,005	66,199	109,005
Non-current assets	51,214	20,022	51,214
Current liabilities	(60,381)	(34,938)	(60,381)
Non-current liabilities	(32,904)	(57)	(32,904)
Net assets	66,934	51,226	66,934
Company's share of net assets	30,176	14,937	30,176
Intangible assets	24,596	18,118	24,596
Deferred tax liabilities	(4,151)	(3,003)	(4,151)
Goodwill	53,200	53,200	53,200
Impairment		(58,263)
Carrying amount of interest in associate	103,821	24,989	$ 103,821
Profit or loss [abstract]
Revenue	36,518	14,607
Net income from continuing operations (100%)	7,710	(57,046)
Post-tax loss from discontinued operations (100%)	(24)
Other comprehensive loss (100%)	(52)
Total comprehensive income (100%)	7,634	(57,458)
Company's share of total comprehensive loss	(278)	(23,496)
Opening balance		103,821
Initial investment in Coinsquare	45,026
Step up investments in Coinsquare	59,073
Total investments in Coinsquare	104,099	103,821
Share of loss in investment accounted for using the equity method:
Share of investee's loss	(278)	(23,496)
Gain from dilution of interest in associate		2,927
Impairment of investment		(58,263)
Carrying amount of equity accounted investment	103,821	24,989
Mogo's share of Net income from continuing operations	1,211	(21,186)
Mogo's share of Post-tax loss from discontinued operations	(4)
Mogo's share of Other comprehensive income	(20)
Mogo's share of Amortization of intangible assets	(1,772)	(2,623)
Amortization of deferred tax liabilities	307	453
Total other comprehensive loss	$ (278)	$ (23,496)